Fresh-Start Reporting - Liabilities subject to compromise (Details) - Reorganization, Chapter 11, Plan Effect Adjustment $ in Thousands	Aug. 27, 2020 USD ($)
Reorganization, Chapter 11 [Line Items]
Liabilities subject to compromise pre-emergence	$ 4,472,954
Reinstated on the Effective Date:
Lease liabilities (current and non-current)	(15,687)
Deferred tax liabilities	(26,107)
Other long-term liabilities	(3,796)
Total liabilities reinstated	(45,590)
Less amounts settled per the Plan of Reorganization
Issuance of new debt	(410,000)
Issuance of warrants	(11,200)
Equity issued at emergence to creditors in settlement of Liabilities Subject to Compromise	(666,973)
Total amounts settled	(1,088,173)
Gain on settlement of Liabilities Subject to Compromise	$ 3,339,191